DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Gain (Loss) and Cumulative Expense - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Balance	$ 23,120,000
Reclassification to additional paid-in capital upon exercise of warrants	$ (3,518,000)
Derivative Warrant Liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Balance			$ 3,893,904
Increase in the fair value of warrant liability		$ 14,010
Reclassification to additional paid-in capital upon exercise of warrants		(3,683,270)
Gain on settlement of derivative		(224,644)
Cumulative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Balance		3,183,270	$ 3,393,904
Increase in the fair value of warrant liability		14,010
Gain on settlement of derivative		$ (224,644)